Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

6. Intangible Assets

The following is a summary of intangible assets:

	December 31,
	2012	2013
Patent costs	$2,264,441	$2,496,560
Accumulated amortization	(1,826,602)	(2,208,085)

	$437,839	$288,475

Amortization for the years ended December 31, 2012 and 2013 was approximately $0.3 million and $0.4 million, respectively. Estimated aggregate amortization, based on the net value of intangible assets at December 31, 2013, for each of the next five years is as follows:

Year Ending December 31,
2014	188,616
2015	53,371
2016	24,844
2017	10,578
2018	6,013

$283,422